Commitments and contingencies - Income tax declaration for 2013 (Details)			12 Months Ended
	Oct. 05, 2021 USD ($)	Oct. 05, 2021 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Nov. 17, 2020 USD ($)	Nov. 17, 2020 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt			$ 797,310,000
Contingent liability			10,827,000				S/ 41,358,000					$ 10,364,000	S/ 39,590,000
Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Disallowance of bonus paid to contractors	$ 1,185,000	S/ 4,526,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized										$ 4,350,000	S/ 16,618,000
Contingent liability			2,749,000				10,500,000
Deductible temporary differences for which no deferred tax asset is recognised										$ 4,350,000	S/ 16,618,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized								$ 163,000	S/ 624,000					$ 36,449,000	S/ 139,235,000
Payments of tax debt																$ 1,246,000	S/ 4,744,000
Deductible temporary differences for which no deferred tax asset is recognised								$ 163,000	S/ 624,000					$ 36,449,000	S/ 139,235,000
SUNAT. | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Contingent liability			15,160,000				57,909,000					$ 14,520,000	S/ 55,465,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																		$ 24,842,000	S/ 94,898,000
Disallowance of bonus paid to contractors					$ 541,000	S/ 2,067,000
Deductible temporary differences for which no deferred tax asset is recognised																		$ 24,842,000	S/ 94,898,000
SUNAT. | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt			4,579,000	S/ 17,493,000
Amount of tax liability paid			2,426,000	S/ 9,266,000
Amount related to unaccepted repairs			2,400,000				9,224,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized			10,398,000				39,720,000
Deductible temporary differences for which no deferred tax asset is recognised			10,398,000				39,720,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of the compensation of carry-over tax losses from previous years [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised			33,489,000				127,929,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Declaration of transfer prices and the operations between related parties [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised			$ 875,000				S/ 3,341,000